Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous non-current assets [abstract]
Amounts receivable under insurance contracts	£ 857	£ 849
Pension schemes in surplus	229	741
Other receivables	108	86
Total	£ 1,194	£ 1,676